Revenue (Schedule Of Revenue) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue [Line Items]
Revenue	$ 1,246.0	$ 1,169.7	$ 1,113.0
Bio Neurology Business [Member]
Revenue [Line Items]
Revenue	1,068.1	895.6	837.1
EDT Business [Member]
Revenue [Line Items]
Revenue	$ 177.9	$ 274.1	$ 275.9